Load [Member] Investment Strategy - Taxable Municipal Bond Series	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to provide a steady flow of taxable income derived from taxable municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating organizations (NRSROs) at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The Fund generally purchases taxable municipal bonds with nominal maturities typically ranging from 10-30 years. Maintaining a steady stream of taxable income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
The interest earned on these securities is fully taxable at the federal level and may be subject to tax at the state level. In periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be taxable or (2) the Fund will have at least 80% of its net assets invested in taxable municipal bonds. The Fund may invest up to 20% of its net assets in taxable debt obligations other than municipal bonds, including but not limited to, U.S. Treasury securities and obligations of the U.S. government, its agencies, and instrumentalities. We may purchase bonds subject to the Alternative Minimum Tax for this portfolio.
The Fund may also invest in taxable municipal bonds issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (“Build America Bonds”). Enacted in February 2009, the Act authorized state and local governments to issue taxable bonds for which, provided certain specified conditions are met, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to the interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in bonds (“tax credit” Build America Bonds). The federal interest subsidy on direct pay Build America Bonds continues for the life of the bonds. Build America Bonds provide an alternative form of financing to state and local governments and, in certain cases, may provide a lower net cost of funds to issuers.
Unlike most other municipal bonds, interest received on Build America Bonds is subject to federal income tax and may be subject to state tax. Issuance of Build America Bonds ceased on December 31, 2010, as Congress declined to extend the provisions of the Act. As such, at the present time issuers do not have the ability to issue new Build America Bonds. However, Build America Bonds continue to be actively traded in the secondary market.
The Fund does not invest in any “tax credit” bonds authorized by the Act. As such, the Fund does not receive or pass through to shareholders tax credits as a result of investments.
This Fund is non-diversified.